Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Finance leases cost:
Less: accumulated depreciation	$ (1,357,636)	$ (710,153)
Property and equipment, net	239,502	657,604
Software [Member]
Finance leases cost:
Property and equipment, gross	316,627	355,756
Equipment and furniture [Member]
Finance leases cost:
Property and equipment, gross	1,280,511	1,012,001
Subtotal [Member]
Finance leases cost:
Property and equipment, gross	$ 1,597,138	$ 1,367,757